Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0001691221
Registrant Name	Foresight Autonomous Holdings Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES